Shareholders’ Deficit - Schedule of Non-Vested Options Issued (Details) - Stock Options [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Non-Vested Options Issued [Line Items]
Shares, Nonvested at beginning of period	33,000	13,500	10,731
Weighted Average Grant Date Fair Value, Nonvested at beginning of period	$ 2.23	$ 4.75	$ 6.14
Shares, Granted		75,000	48,049
Weighted Average Grant Date Fair Value, Granted		$ 1.53	$ 4.09
Shares, Vested	(14,500)	(55,500)	(37,322)
Weighted Average Grant Date Fair Value, Vested	$ (1.87)	$ (1.89)	$ (4.11)
Shares, Forfeited			(7,958)
Weighted Average Grant Date Fair Value, Forfeited			$ (5.62)
Shares, Nonvested at end of period	18,500	33,000	13,500
Weighted Average Grant Date Fair Value, Nonvested at end of period	$ 2.51	$ 2.23	$ 4.75